Earnings Per Share of Common Stock (Antidilutive Shares Excluded from Computation of Earnings per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Average number of stock options	8,358,894	0	0